Warrants on Common Stock	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants on common stock
NOTE 15 – WARRANTS ON COMMON STOCK
KORE Warrants
In connection with the sale of Series B preferred stock, pre-combination KORE issued warrants (“KORE Warrants”) for the purchase of common stock at an exercise price of $0.01 per warrant. As of December 31, 2021 and 2020, there were zero and 9,814
KORE Warrants issued and outstanding, respectively. Upon closing of the Business Combination, all KORE Warrants were exercised and converted into 1,365,612 shares of common stock.
The Company evaluated the KORE Warrants for liability or equity classification in accordance with the provisions of ASC 480, Distinguishing Liabilities from Equity, and ASC
815-40, Derivatives
and Hedging. Based on the provisions governing the warrants in the applicable agreement, the Company determined that the KORE Warrants met the criteria and were required to be classified as a liability subject to the guidance in ASC
815-10
and
815-40
and should effectively be treated as outstanding common shares in both basic and diluted EPS calculations.
Public and Private Placement Warrant
As part of CTAC’s initial public offering (“IPO”) in 2020, CTAC issued warrants to third party investors, and each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, CTAC completed the private sale of warrants (“Private Placement Warrants”), and each Private Placement Warrant allows the holder to purchase one share of the Company’s common stock at $11.50 per share. Subsequent to the Business Combination, 8,638,966 Public Warrants and 272,778 Private Placement Warrants remained outstanding as of December 31, 2021.
The Public Warrants may only be exercised for a whole number of common shares. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the proposed public offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the common shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company completed its public offering on September 30, 2021 and filed an effective registration statement (form
S-1)
under the Securities Act covering the common shares which was effective on December 20, 2021. The Company plans to make commercially reasonable efforts to maintain the effectiveness of such registration statement and a current prospectus relating to those common shares until the warrants expire or are redeemed, as specified in the warrant agreement provided that if the common shares are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement.
The Public
Warrants will expire five years
after the completion of the Business Combination or earlier upon redemption or liquidation.
The Private Placement Warrants and the common shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until
30
days

after the completion of the Business Combination (except pursuant to limited exceptions to the Company’s officers and directors and other persons or entities affiliated with the initial purchasers of the Private Placement Warrants) and they will not be redeemable by the Company (except as described below under “Redemption of warrants for Class A ordinary shares when the price per common share equals or exceeds
$10.00
”) so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrant.
The Company evaluated the Public Warrants and Private Placement Warrants for liability or equity classification in accordance with the provisions of ASC 480,
 Distinguishing Liabilities from Equity, and ASC
815-40,
 Derivatives and Hedging
. Based on the provisions governing the warrants in the applicable agreement, the Company determined that the Private Placement Warrants met the criteria and were required to be classified as a liability subject to the guidance in ASC
815-10
and
815-40
and should effectively be treated as outstanding common shares in both basic and diluted EPS calculations. As the surviving entity following the Business Combination has a single class of shares issued and outstanding, the Public Warrants are classified as equity, with the fair value of the Public Warrants as of the date of the Business Combination closed to additional paid-in
capital.
Initial Measurement
The KORE Warrants were initially measured at fair value. The estimated fair value of the warrants prior to entering into an Agreement and Plan of Merger with CTAC on March 12, 2021, was determined to be a Level 3 fair value measurement. The fair value of each KORE Warrant was approximately the fair value per share of common stock. The aforementioned warrant liabilities related to KORE Warrants are not subject to qualified hedge accounting.
The Public and Private Placement Warrants were initially measured at fair value. The fair value of the Public Warrants as of September 30, 2021, based on the closing price of KORE.WS, was closed to additional paid-in
capital and the fair value will not need to be remeasured in subsequent reporting periods. As the transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. As such, the Private Placement Warrants are classified as Level 2.
As of
December 31, 2021, the aggregate value of the Private Placement Warrants was $0.3 million based on the closing price of KORE.WS on that date of $1.05.
Subsequent Measurement
The KORE Warrants were converted to common stock through the Business Combination and are no longer outstanding. The Private Placement Warrants are measured at fair value on a recurring basis based on the closing price of KORE.WS on the relevant date. The Public Warrants are equity classified not requiring subsequent measurement.
The change
in fair value of the warrant liability for the years ended December 31
, 2021
, 2020
and 2019
was $(5.3)
million, $7.5
 million and $0.2
 million, respectively.